Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  February 28, 2023

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  2/28/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 1.7%
67,069(a)	Axon Enterprise, Inc.	$ 13,434,591
78,217	Curtiss-Wright Corp.	13,671,550
	Total Aerospace & Defense	$27,106,141
	Air Freight & Logistics — 0.5%
168,508(a)	GXO Logistics, Inc.	$ 8,352,942
	Total Air Freight & Logistics	$8,352,942
	Banks — 0.5%
30,072(a)	SVB Financial Group	$ 8,664,044
	Total Banks	$8,664,044
	Beverages — 0.7%
128,986(a)	Celsius Holdings, Inc.	$ 11,711,929
	Total Beverages	$11,711,929
	Biotechnology — 3.6%
116,424(a)	Alnylam Pharmaceuticals, Inc.	$ 22,289,375
50,338(a)	BioMarin Pharmaceutical, Inc.	5,013,162
387,288(a)	Natera, Inc.	18,802,832
35,016(a)	Prometheus Biosciences, Inc.	4,285,608
367,909(a)	Replimune Group, Inc.	8,057,207
	Total Biotechnology	$58,448,184
	Building Products — 1.1%
125,231	Fortune Brands Innovations, Inc.	$ 7,758,060
211,342(a)	Trex Co., Inc.	10,805,917
	Total Building Products	$18,563,977
	Capital Markets — 4.3%
91,996	MSCI, Inc.	$ 48,035,711
134,100	State Street Corp.	11,891,988
129,203	Tradeweb Markets, Inc., Class A	9,159,201
	Total Capital Markets	$69,086,900
	Chemicals — 2.2%
91,852	CF Industries Holdings, Inc.	$ 7,889,168
147,696	Scotts Miracle-Gro Co.	12,184,920
43,217	Sherwin-Williams Co.	9,566,083
75,532	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	6,703,465
	Total Chemicals	$36,343,636
1Pioneer Select Mid Cap Growth Fund |  | 2/28/23

Shares		Value
	Communications Equipment — 1.8%
109,494(a)	Arista Networks, Inc.	$ 15,186,818
55,926	Motorola Solutions, Inc.	14,697,912
	Total Communications Equipment	$29,884,730
	Construction & Engineering — 1.1%
57,435	Valmont Industries, Inc.	$ 18,225,848
	Total Construction & Engineering	$18,225,848
	Construction Materials — 0.6%
28,620	Martin Marietta Materials, Inc.	$ 10,299,479
	Total Construction Materials	$10,299,479
	Containers & Packaging — 0.5%
1,306,666(a)	Ranpak Holdings Corp.	$ 8,231,996
	Total Containers & Packaging	$8,231,996
	Diversified Consumer Services — 0.6%
139,507	Service Corp. International	$ 9,420,908
	Total Diversified Consumer Services	$9,420,908
	Diversified Telecommunication Services — 0.2%
57,248(a)	Iridium Communications, Inc.	$ 3,513,310
	Total Diversified Telecommunication Services	$3,513,310
	Electrical Equipment — 2.5%
298,691(a)	Array Technologies, Inc.	$ 5,597,469
100,639(a)	Generac Holdings, Inc.	12,077,686
66,316(a)	NEXTracker, Inc., Class A	2,018,659
42,305	Rockwell Automation, Inc.	12,477,014
361,000(a)	Sunrun, Inc.	8,678,440
	Total Electrical Equipment	$40,849,268
	Electronic Equipment, Instruments & Components — 4.4%
397,002	Amphenol Corp., Class A	$ 30,775,595
85,244	CDW Corp.	17,255,091
999,712(a)	Flex, Ltd.	22,753,445
	Total Electronic Equipment, Instruments & Components	$70,784,131
	Energy Equipment & Services — 0.6%
207,378	Cactus, Inc., Class A	$ 9,529,019
	Total Energy Equipment & Services	$9,529,019
	Entertainment — 1.5%
36,747(a)	Live Nation Entertainment, Inc.	$ 2,647,989
Pioneer Select Mid Cap Growth Fund |  | 2/28/232

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Shares		Value
	Entertainment — (continued)
118,396(a)	Spotify Technology S.A.	$ 13,769,455
536,657(a)	Warner Bros Discovery, Inc.	8,382,582
	Total Entertainment	$24,800,026
	Equity Real Estate Investment Trusts (REITs) — 0.8%
154,856	Equity Commonwealth	$ 3,287,593
181,441	Iron Mountain, Inc.	9,571,013
	Total Equity Real Estate Investment Trusts (REITs)	$12,858,606
	Food & Staples Retailing — 0.7%
152,635(a)	BJ's Wholesale Club Holdings, Inc.	$ 10,959,193
	Total Food & Staples Retailing	$10,959,193
	Food Products — 1.0%
68,402	Hershey Co.	$ 16,301,565
	Total Food Products	$16,301,565
	Health Care Equipment & Supplies — 5.7%
142,660(a)	Dexcom, Inc.	$ 15,836,687
92,578(a)	Insulet Corp.	25,584,856
74,238(a)	Penumbra, Inc.	19,301,138
106,681	ResMed, Inc.	22,723,053
50,723(a)	Shockwave Medical, Inc.	9,649,543
	Total Health Care Equipment & Supplies	$93,095,277
	Health Care Providers & Services — 2.3%
187,511(a)	agilon health, Inc.	$ 3,977,108
24,556	AmerisourceBergen Corp.	3,819,931
71,048(a)	Molina Healthcare, Inc.	19,561,646
340,919(a)	Option Care Health, Inc.	10,455,986
	Total Health Care Providers & Services	$37,814,671
	Health Care Technology — 1.0%
94,712(a)	Veeva Systems, Inc., Class A	$ 15,689,990
	Total Health Care Technology	$15,689,990
	Hotels, Restaurants & Leisure — 5.2%
150,549(a)	Brinker International, Inc.	$ 5,720,862
18,958(a)	Chipotle Mexican Grill, Inc.	28,267,895
197,733(a)	Las Vegas Sands Corp.	11,363,715
120,848	Papa John's International, Inc.	10,145,190
148,245(a)	Planet Fitness, Inc., Class A	12,015,257
481,189	Wendy's Co.	10,566,910
91,652	Wyndham Hotels & Resorts, Inc.	7,059,037
	Total Hotels, Restaurants & Leisure	$85,138,866
3Pioneer Select Mid Cap Growth Fund |  | 2/28/23

Shares		Value
	Household Durables — 0.8%
58,898(a)	TopBuild Corp.	$ 12,226,636
	Total Household Durables	$12,226,636
	Independent Power and Renewable Electricity Producers — 0.2%
146,998(a)	Sunnova Energy International, Inc.	$ 2,613,624
	Total Independent Power and Renewable Electricity Producers	$2,613,624
	Insurance — 2.2%
15,600	Arthur J Gallagher & Co.	$ 2,922,660
32,118	Everest Re Group, Ltd.	12,332,349
1,150,882(a)	Oscar Health, Inc., Class A	6,375,886
68,740	RenaissanceRe Holdings, Ltd.	14,772,226
	Total Insurance	$36,403,121
	Interactive Media & Services — 0.3%
101,859(a)	Match Group, Inc.	$ 4,219,000
	Total Interactive Media & Services	$4,219,000
	IT Services — 5.4%
408,013(a)	Cloudflare, Inc., Class A	$ 24,484,860
13,198(a)	EPAM Systems, Inc.	4,060,365
493,271	Genpact, Ltd.	23,543,825
91,911(a)	MongoDB, Inc.	19,257,193
265,878	SS&C Technologies Holdings, Inc.	15,607,038
	Total IT Services	$86,953,281
	Life Sciences Tools & Services — 4.9%
207,439	Agilent Technologies, Inc.	$ 29,450,115
215,781	Bruker Corp.	14,871,626
46,531(a)	Charles River Laboratories International Inc	10,206,110
56,008(a)	IQVIA Holdings, Inc.	11,675,988
79,268(a)	Repligen Corp.	13,821,961
	Total Life Sciences Tools & Services	$80,025,800
	Machinery — 0.9%
30,064(a)	Middleby Corp.	$ 4,674,651
121,082	Stanley Black & Decker, Inc.	10,365,830
	Total Machinery	$15,040,481
	Marine — 0.4%
253,196	Star Bulk Carriers Corp.	$ 6,205,834
	Total Marine	$6,205,834
Pioneer Select Mid Cap Growth Fund |  | 2/28/234

Schedule of Investments  |  2/28/23
(unaudited) (continued)
Shares		Value
	Media — 1.7%
58,255	Nexstar Media Group, Inc., Class A	$ 10,829,604
302,752(a)	Trade Desk, Inc., Class A	16,942,002
	Total Media	$27,771,606
	Metals & Mining — 0.5%
214,443	Teck Resources, Ltd., Class B	$ 8,560,564
	Total Metals & Mining	$8,560,564
	Multiline Retail — 0.6%
47,835	Dollar General Corp.	$ 10,346,710
	Total Multiline Retail	$10,346,710
	Oil, Gas & Consumable Fuels — 3.4%
1,116,365	Comstock Resources, Inc.	$ 13,552,671
52,537	Hess Corp.	7,076,734
260,943	Murphy Oil Corp.	10,181,996
252,453	Occidental Petroleum Corp.	14,783,648
566,563(a)	Talos Energy, Inc.	10,090,487
	Total Oil, Gas & Consumable Fuels	$55,685,536
	Professional Services — 4.8%
2,808,870(a)	Clarivate Plc	$ 28,453,853
68,567	Equifax, Inc.	13,886,875
167,004	Thomson Reuters Corp.	20,212,494
91,540	Verisk Analytics, Inc.	15,663,409
	Total Professional Services	$78,216,631
	Road & Rail — 1.3%
558,092(a)	Lyft, Inc., Class A	$ 5,580,920
121,816	TFI International, Inc.	14,866,425
	Total Road & Rail	$20,447,345
	Semiconductors & Semiconductor Equipment — 5.0%
255,128(a)	Advanced Micro Devices, Inc.	$ 20,047,958
51,278(a)	First Solar, Inc.	8,673,161
174,814	Marvell Technology, Inc.	7,892,852
266,666	Micron Technology, Inc.	15,418,628
51,973	MKS Instruments, Inc.	5,037,743
129,302(a)	ON Semiconductor Corp.	10,009,268
29,621(a)	SiTime Corp.	3,677,447
33,044(a)	SolarEdge Technologies, Inc.	10,505,349
	Total Semiconductors & Semiconductor Equipment	$81,262,406
	Software — 12.1%
37,792(a)	Atlassian Corp., Class A	$ 6,210,359
47,089(a)	BILL Holdings, Inc.	3,985,142
5Pioneer Select Mid Cap Growth Fund |  | 2/28/23

Shares		Value
	Software — (continued)
144,947(a)	Box, Inc., Class A	$ 4,833,982
357,568(a)	Confluent, Inc., Class A	8,721,083
59,453(a)	Crowdstrike Holdings, Inc., Class A	7,175,383
166,095(a)	Datadog, Inc., Class A	12,709,589
307,672(a)	Fortinet, Inc.	18,288,024
45,093(a)	HubSpot, Inc.	17,444,678
153,783(a)	Palo Alto Networks, Inc.	28,968,104
68,859(a)	Paycom Software, Inc.	19,904,383
123,306(a)	Splunk, Inc.	12,638,865
134,310(a)	Synopsys, Inc.	48,856,606
50,313(a)	Zscaler, Inc.	6,598,550
	Total Software	$196,334,748
	Specialty Retail — 6.2%
86,377	Academy Sports & Outdoors, Inc.	$ 5,109,200
13,610(a)	AutoZone, Inc.	33,841,809
140,379(a)	Floor & Decor Holdings, Inc., Class A	12,888,196
137,552	Ross Stores, Inc.	15,204,998
77,525	Tractor Supply Co.	18,083,481
29,956(a)	Ulta Beauty, Inc.	15,541,173
	Total Specialty Retail	$100,668,857
	Technology Hardware, Storage & Peripherals — 0.6%
353,242(a)	Pure Storage, Inc., Class A	$ 10,081,527
	Total Technology Hardware, Storage & Peripherals	$10,081,527
	Textiles, Apparel & Luxury Goods — 1.8%
62,194(a)	Crocs, Inc.	$ 7,569,631
56,759(a)	Lululemon Athletica, Inc.	17,549,883
103,896(a)	Skechers USA, Inc., Class A	4,624,411
	Total Textiles, Apparel & Luxury Goods	$29,743,925
	Trading Companies & Distributors — 1.6%
38,951	WW Grainger, Inc.	$ 26,036,017
	Total Trading Companies & Distributors	$26,036,017
	Total Common Stocks (Cost $1,272,341,107)	$1,624,518,285

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $1,272,341,107)	$1,624,518,285
	OTHER ASSETS AND LIABILITIES — 0.2%	$3,690,671
	net assets — 100.0%	$1,628,208,956

Pioneer Select Mid Cap Growth Fund |  | 2/28/236

Schedule of Investments  |  2/28/23
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,624,518,285	$—	$—	$1,624,518,285
Total Investments in Securities	$1,624,518,285	$—	$—	$1,624,518,285
During the period ended February 28, 2023, there were no transfers in or out of Level 3.
7Pioneer Select Mid Cap Growth Fund |  | 2/28/23